Loans (Composition of Loans Acquired) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	$ 3,046,226	$ 2,862,534
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	10,557	14,606	$ 17,329
Virginia Savings
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	23,714	28,914
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	1,700	1,707
Contractually required principal and interest	1,895	1,965
Community
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	149,488	181,545
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	8,857	12,899
Contractually required principal and interest	11,157	16,362
AFB
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	85,120	112,862
Virginia Savings Bank, Community Financial and American Founders Bank
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	258,322	323,321
Virginia Savings Bank and Community Bank
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	10,557	14,606
Contractually required principal and interest	$ 13,052	$ 18,327